Expense Example - FidelityAdvisorOverseasFund-AMCIZPRO - FidelityAdvisorOverseasFund-AMCIZPRO - Fidelity Advisor Overseas Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor Overseas Fund - Class A
Expense Example:
1 year	$ 676
3 years	890
5 years	1,121
10 years	1,784
Fidelity Advisor Overseas Fund - Class C
Expense Example:
1 year	284
3 years	569
5 years	980
10 years	1,927
Fidelity Advisor Overseas Fund - Class M
Expense Example:
1 year	476
3 years	742
5 years	1,028
10 years	1,841
Fidelity Advisor Overseas Fund - Class I
Expense Example:
1 year	79
3 years	246
5 years	428
10 years	954
Fidelity Advisor Overseas Fund - Class Z
Expense Example:
1 year	65
3 years	205
5 years	357
10 years	$ 798